23. The Lava Jato (Car Wash) Operation and its effects on the Company	12 Months Ended
Dec. 31, 2020
Lava Jato Car Wash Operation And Its Effects On Company
The "Lava Jato (Car Wash) Operation" and its effects on the Company
23.	The “Lava Jato (Car Wash) Operation” and its effects on the Company

The Company has monitored the progress of investigations under the “Lava Jato” Operation and, in the preparation of these annual consolidated financial statements for the period ended December 31, 2020, did not identify any additional information that would affect the adopted calculation methodology to write off, in the third quarter of 2014, amounts overpaid for the acquisition of property, plant and equipment. The Company will continue to monitor these investigations for additional information in order to assess their potential impact on the adjustment made.

In addition, the Company has fully cooperated with the Brazilian Federal Police (Polícia Federal), the Brazilian Public Prosecutor’s Office (Ministério Público Federal), the Federal Auditor’s Office (Tribunal de Contas da União – TCU) and the General Federal Inspector’s Office (Controladoria Geral da União) in the investigation of all crimes and irregularities.

During 2020, new leniency and plea agreements entitled the Company to receive funds with respect to compensation for damages, in the amount of US$ 155 (US$ 220 in 2019), accounted for as other income and expenses. Thus, the total amount recovered from Lava Jato investigation through December 31, 2020 was US$ 1,287.

23.1.	Investigations involving the Company
23.1.1.	U.S. Securities and Exchange Commission and Department of Justice inquiries

On September 27, 2018, the Company settled the open matters with the U.S. Department of Justice (DoJ) and the U.S. Securities and Exchange Commission (SEC) investigation, which encompassed the Company’s internal controls, books and records, and financial statements from 2003 to 2012.

These agreements fully resolve the inquiries carried out by these authorities. Following this agreement, the Company paid US$ 85 to the DoJ in 2018 and the same amount to the SEC in the first quarter of 2019. Additionally, the agreements also credit a remittance of US$ 683 to the Brazilian authorities, which Petrobras deposited in January 2019 into a court deposit account. The Company fully recognized the effects of these settlements as other income and expenses in the third quarter of 2018.

This resolution met the best interest of the Company and its shareholders, and eliminated uncertainties, risks, burdens and costs of potential litigations in the United States.

23.1.2.	U.S. Commodity Futures Trading Commission - CFTC

In May 2019, the U.S. Commodity Futures Trading Commission (“CFTC”) contacted Petrobras with an inquiry regarding trading activities related to the Lava Jato Operation. Petrobras reiterates that it continues to cooperate with the regulatory authorities, including the CFTC, regarding any inquiry.

23.1.3.	Order of civil inquiry - Brazilian Public Prosecutor’s Office

On December 15, 2015, the State of São Paulo Public Prosecutor’s Office issued the Order of Civil Inquiry 01/2015, establishing a civil proceeding to investigate the existence of potential damages caused by Petrobras to investors in the Brazilian stock market. The Brazilian Attorney General’s Office (Procuradoria Geral da República) assessed this civil proceeding and determined that the São Paulo Public Prosecutor’s Office has no authority over this matter, which must be presided over by the Brazilian Public Prosecutor’s Office. The Company has provided all relevant information requested by the authorities.